LONG-TERM DEBT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Summary of Long-term Debt, Net

Long-term debt, net consisted of the following:

	December 31,
	2018	2017
Senior Notes(a)
2012 Studio City Notes, due 2020 (net of unamortized deferred financing costs of $2,644 and $7,493, respectively)	$422,356	$817,507
2016 5.875% SC Secured Notes, due 2019 (net of unamortized deferred financing costs of $2,260 and $4,580, respectively)	347,740	345,420
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $10,580 and $13,702, respectively)	839,420	836,298

Credit Facilities(b)
2016 Studio City Credit Facilities(1)	128	129

	1,609,644	1,999,354
Current portion of long-term debt (net of unamortized deferred financing costs of $2,260)	(347,740)	—

	$1,261,904	$1,999,354

Note

(1)

Unamortized deferred financing costs of $1,299 and $1,686 as of December 31, 2018 and 2017, respectively, related to the 2016 SC Revolving Credit Facility of 2016 Studio City Credit Facilities are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

Scheduled Maturities of Long-Term Debt (Excluding Unamortized Deferred Financing Costs)

Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs) as of December 31, 2018 are as follows:

Year ending December 31,
2019	$350,000
2020	425,000
2021	850,128
2022	—
2023	—

$1,625,128